GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details) - Sales [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Concentration risk, threshold percentage	11.00%	54.00%	27.00%
Network intelligence solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	72.00%	83.00%	76.00%
Security Solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	28.00%	17.00%	24.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	43.00%	16.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	11.00%	11.00%